Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,372,182	1,372,182	—	—
Restricted cash	4,110,210	—	4,110,210	—
Short-term investments
Wealth management products	8,582,754	—	8,582,754	—
Investment securities
Listed equity securities	10,027,813	10,027,813	—	—

Total assets	24,092,959	11,399,995	12,692,964	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,373	1,373	—	—
Restricted cash	3,239,613	—	3,239,613	—
Short-term investments
Wealth management products	1,934,820	—	1,934,820	—
Investment securities
Listed equity securities	15,901,573	15,901,573	—	—

Total assets	21,077,379	15,902,946	5,174,433	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	3,590,620	3,590,620	—	—
Restricted cash	2,940,859	—	2,940,859	—
Short-term investments
Wealth management products	23,206,770	—	23,206,770	—
Investment securities
Listed equity securities	21,417,104	21,417,104	—	—

Total assets	51,155,353	25,007,724	26,147,629	—

Schedule of carrying value and fair value of investment securities

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for D ecline in V a lue	Fair Value
	RMB	RMB	RMB	RMB	RMB
December 31, 2017	9,087,935	1,476,834	(513,047)	(23,909)	10,027,813
December 31, 2018	16,071,098	3,952,704	(4,122,229)	—	15,901,573
December 31, 2019	18,329,057	5,008,610	(1,920,563)	—	21,417,104